GUARANTEE LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Guarantor Obligations [Line Items]
Beginning balance	¥ 4,173,497		¥ 2,212,125
Provision at the inception of new loans	6,626,322		6,921,127
Released into revenue	(5,981,675)		(4,896,032)
Ending balance	4,818,144	$ 756,072	4,173,497
Contractual amounts of outstanding loans subject to guarantee	49,857,705		55,601,864
Contractual amounts of outstanding loans not subject to guarantee	¥ 3,129,264		¥ 2,402,825
Minimum
Guarantor Obligations [Line Items]
Compensation service period	1 month	1 month	1 month
Maximum
Guarantor Obligations [Line Items]
Compensation service period	36 months	36 months	24 months
Adjustment
Guarantor Obligations [Line Items]
Beginning balance			¥ 2,148,402